Borrowings - Research and Development Center (Details) € in Thousands				3 Months Ended		12 Months Ended
	May 01, 2021	Jul. 08, 2020 USD ($)	May 01, 2020	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 08, 2020 EUR (€)
Borrowings
Proceeds from non-convertible notes						$ 61,361	$ 844,006
Foreign currency translation adjustments				$ (41,442)	$ 62,650	53,352	138,800
European Central Banks (ECB) base rate
Borrowings
Fixed interest rate percentage	1.00%
European Central Banks (ECB) base rate | Minimum
Borrowings
Minimum base rate for interest	1.00%
Loans from Maltese government | Trust Stamp Malta Limited
Borrowings
Potential repayable advance		$ 858,000						€ 800
Percentage of payroll cost covered by advance		75.00%	75.00%
Term of payroll costs covered by advance		24 months	24 months
Employment term for receiving advances		36 months	36 months
Proceeds from non-convertible notes				$ 869,000			$ 796,000
Proceeds from additional loan						62,000
Foreign currency translation adjustments						$ 858,000
Loans from Maltese government | Trust Stamp Malta Limited | European Central Banks (ECB) base rate
Borrowings
Spread on variable rate	2.00%
Loans from Maltese government | Trust Stamp Malta Limited | European Central Banks (ECB) base rate | Minimum
Borrowings
Minimum base rate for interest	10.00%
Percentage of pre-tax profits per annum to be repaid	10.00%
Loans from Maltese government | Trust Stamp Malta Limited | European Central Banks (ECB) base rate | Maximum
Borrowings
Percentage of pre-tax profits per annum to be repaid	15.00%